                       PRUDENTIAL CALIFORNIA MUNICIPAL FUND


                                       October 24, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                   Re:  Prudential California Municipal Fund
                        (File No. 2-91215)
                        ------------------------------------


Ladies and Gentlemen:


     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31 and (ii) that the text of Post-Effective Amendment No. 31 was filed electronically on October 23, 2002.


                                       Prudential California Municipal Fund


                                       By: /s/ Deborah A. Docs
                                           -------------------------
                                           Deborah A. Docs, Esq.
                                           Secretary

cc: Alice J. Gerstel